Short-Term Investments - Summary of Short-Term Investments (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Schedule of Investments [Line Items]
Short-term investments	$ 184,785	$ 117,249
Commercial paper
Schedule of Investments [Line Items]
Short-term investments	139,785	0
Money market deposits
Schedule of Investments [Line Items]
Short-term investments	45,000	0
Marketable equity securities
Schedule of Investments [Line Items]
Short-term investments	$ 0	$ 117,249